OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER INCOME AND EXPENSES [Abstract]
OTHER INCOME AND EXPENSES
25	OTHER INCOME AND EXPENSES

This item consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Other income
Reversal of provisions	151,121	56,841	66,531
Net income from the sale of property, furniture and equipment	68,037	1,654	14,979
Rental income	53,077	46,836	44,257
Net income from the sale of investment property	21,771	–	–
Net result from sale of loan portfolio	21,295	83,515	18,712
Recovery of other accounts receivable and other assets	3,489	1,862	1,299
Others	195,989	249,945	122,268
Total other income	514,779	440,653	268,046

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Other expenses
Provision for sundry risks	315,214	95,873	43,846
Derecognition of intangibles due to withdrawals and dismissed projects	131,142	96,978	25,140
Losses due to operational risk	67,030	66,302	74,512
Association in participation	28,269	53,097	40,955
Expenses on improvements in building for rent	26,060	17,445	18,962
Donations	23,518	23,354	16,362
Provision for other accounts receivable	12,261	11,975	18,736
Administrative and tax penalties	7,148	28,882	1,626
Others	162,627	140,695	124,159
Total other expenses	773,269	534,601	364,298